SCHEDULE OF INITIAL PUBLIC OFFERING PROCEEDS TO COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)			3 Months Ended						12 Months Ended
	Dec. 18, 2024	Dec. 22, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance			$ 18,764,521	$ 18,407,880	$ 18,055,701			$ 50,880,604	$ 50,880,604
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	$ (17,962,587)	$ (23,282,936)	165,168	191,641	187,179	$ 684,600	$ 530,141	586,164	2,581,773	$ 3,618,539
Accretion for ordinary shares subject to redemption (extension deposit)				165,000	165,000	$ 220,000	$ 110,000	$ 55,000	550,000	165,000
Balance			$ 18,929,689	$ 18,764,521	$ 18,407,880				18,055,701	50,880,604
Withdrawn in connection with redemption	$ (35,956,676)								$ (35,956,676)	$ (23,282,936)